Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities
Net loss	$ (27,438)	$ (24,916)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	79,155	66,421
Impairment Charges	14,635
Stock-based compensation	21,411	17,463
Deferred income taxes	(45,188)	(16,875)
Change in fair value of obligations in connection with acquisitions	(1,289)	1,607
Excess tax benefit from stock options	(916)	(1,962)
Other non-cash items	5,027	(656)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	(32,972)	(21,594)
Inventories	(31,710)	(15,643)
Net investment in sales-type leases	(4,206)	(1,992)
Other receivables and prepaid expenses	(10,516)	(535)
Other non-current assets	813	5,943
Accounts payable	(615)	(9,300)
Other current liabilities	20,005	6,083
Unearned revenues	7,598	6,669
Other non-current liabilities	5,160	5,701
Net cash provided (used) by operating activities	(1,046)	16,414
Cash flows from investing activities
Change in short-term bank deposits	115,959	(179,937)
Purchase of property and equipment	(43,799)	(20,607)
Cash paid for acquisitions, net of cash acquired	(141,706)	(8,758)
Purchase of long term investments	(3,267)
Acquisition of intangible assets	(2,803)	(1,326)
Proceeds from sales of marketable securities	1,634
Other investing activities	(81)	303
Net cash used in investing activities	(74,063)	(210,325)
Cash flows from financing activities
Proceeds from short-term debt	50,000
Payment of obligations in connection with acquisitions	(10,795)
Proceeds from secondary offering, net of expenses		462,942
Proceeds from exercise of stock options	7,587	10,004
Acquisition of non-controlling interest	(2,170)
Excess tax benefit from stock options	916	1,962
Net cash provided by financing activities	45,538	474,908
Effect of exchange rate changes on cash and cash equivalents	(1,016)	67
Net change in cash and cash equivalents	(30,587)	281,064
Cash and cash equivalents, beginning of period	414,088	133,826
Cash and cash equivalents, end of period	383,501	414,890
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	1,605	802
Transfer of inventory to fixed assets	6,079	4,712
Fair value of assets acquired, including $6,501 and $3,405 of cash acuired for the nine months ended 2014 and 2013, respectively	346,580	573,007
Less liabilities assumed	(17,363)	(79,357)
Net acquired assets	329,217	493,650
Cash paid for acquisitions	148,207	12,163
Shares and other consideration	181,010	481,487
Total consideration	$ 329,217	$ 493,650